Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of the year	$ 18.3	$ 43.1	$ 37.0
Additions for tax positions related to the current year	1.0	0.9	2.5
Additions for tax positions related to prior years	9.9	5.6	23.9
Reductions for tax positions related to prior years	(5.2)	(22.9)	(10.7)
Reductions related to settlements	(0.3)	(7.7)	(0.4)
Lapse of statute of limitations	(0.3)	(0.7)	(9.2)
Balance at the end of the year	$ 23.4	$ 18.3	$ 43.1